Expense Example - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2030 Fund	Apr. 30, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 612
Expense Example, with Redemption, 3 Years	823
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	1,806
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,061
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	1,579
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	547
Expense Example, with Redemption, 5 Years	979
Expense Example, with Redemption, 10 Years	$ 1,984